Distribution Date:	05/12/22	GS Mortgage Securities Trust 2016-GS3
Determination Date:	05/06/22
Next Distribution Date:	06/10/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2016-GS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		540 West Madison Special	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 1)	15-16	Servicer
Mortgage Loan Detail (Part 2)	17-18		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251PAA2	1.429000%	28,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251PAB0	2.484000%	77,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251PAC8	2.592000%	265,000,000.00	246,123,253.01	0.00	531,626.23	0.00	0.00	531,626.23	246,123,253.01	34.40%	30.00%
A-4	36251PAD6	2.850000%	320,243,000.00	320,243,000.00	0.00	760,577.12	0.00	0.00	760,577.12	320,243,000.00	34.40%	30.00%
A-AB	36251PAE4	2.777000%	57,066,000.00	44,737,258.83	937,119.78	103,529.47	0.00	0.00	1,040,649.25	43,800,139.05	34.40%	30.00%
A-S	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00	24.35%	21.25%
B	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00	18.61%	16.25%
C	36251PAL8	3.992118%	45,404,000.00	45,404,000.00	0.00	151,048.43	0.00	0.00	151,048.43	45,404,000.00	13.73%	12.00%
D	36251PAM6	2.620000%	53,417,000.00	53,417,000.00	0.00	116,627.12	0.00	0.00	116,627.12	53,417,000.00	7.99%	7.00%
E	36251PAR5	3.992118%	24,038,000.00	24,038,000.00	0.00	79,968.77	0.00	0.00	79,968.77	24,038,000.00	5.40%	4.75%
F	36251PAT1	3.992118%	10,683,000.00	10,683,000.00	0.00	35,539.83	0.00	0.00	35,539.83	10,683,000.00	4.25%	3.75%
G*	36251PAV6	3.992118%	40,063,502.00	39,572,920.53	0.00	22,107.34	0.00	0.00	22,107.34	39,572,920.53	0.00%	0.00%
WM-A	36251PAZ7	3.601715%	24,346,000.00	24,346,000.00	0.00	73,072.79	0.00	0.00	73,072.79	24,346,000.00	55.09%	55.09%
WM-B	36251PBD5	3.601715%	29,862,000.00	29,862,000.00	0.00	89,628.68	0.00	0.00	89,628.68	29,862,000.00	0.00%	0.00%
R	36251PAX2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,122,546,502.01	985,323,432.37	937,119.78	2,359,691.08	0.00	0.00	3,296,810.86	984,386,312.59

X-A	36251PAF1	1.198003%	841,316,000.00	704,583,511.84	0.00	703,411.18	0.00	0.00	703,411.18	703,646,392.06
X-B	36251PAG9	0.597118%	53,417,000.00	53,417,000.00	0.00	26,580.21	0.00	0.00	26,580.21	53,417,000.00
X-D	36251PAP9	1.372118%	53,417,000.00	53,417,000.00	0.00	61,078.68	0.00	0.00	61,078.68	53,417,000.00
X-WM	36251PBB9	0.000000%	54,208,000.00	54,208,000.00	0.00	0.00	0.00	0.00	0.00	54,208,000.00
Notional SubTotal			1,002,358,000.00	865,625,511.84	0.00	791,070.07	0.00	0.00	791,070.07	864,688,392.06

Deal Distribution Total					937,119.78	3,150,761.15	0.00	0.00	4,087,880.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251PAC8	928.76699249	0.00000000	2.00613672	0.00000000	0.00000000	0.00000000	0.00000000	2.00613672	928.76699249
A-4	36251PAD6	1,000.00000000	0.00000000	2.37499998	0.00000000	0.00000000	0.00000000	0.00000000	2.37499998	1,000.00000000
A-AB	36251PAE4	783.95645095	16.42168331	1.81420583	0.00000000	0.00000000	0.00000000	0.00000000	18.23588915	767.53476764
A-S	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
B	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
C	36251PAL8	1,000.00000000	0.00000000	3.32676482	0.00000000	0.00000000	0.00000000	0.00000000	3.32676482	1,000.00000000
D	36251PAM6	1,000.00000000	0.00000000	2.18333340	0.00000000	0.00000000	0.00000000	0.00000000	2.18333340	1,000.00000000
E	36251PAR5	1,000.00000000	0.00000000	3.32676471	0.00000000	0.00000000	0.00000000	0.00000000	3.32676471	1,000.00000000
F	36251PAT1	1,000.00000000	0.00000000	3.32676495	0.00000000	0.00000000	0.00000000	0.00000000	3.32676495	1,000.00000000
G	36251PAV6	987.75490295	0.00000000	0.55180748	2.73422079	29.69853559	0.00000000	0.00000000	0.55180748	987.75490295
WM-A	36251PAZ7	1,000.00000000	0.00000000	3.00142898	0.00000000	0.00000000	0.00000000	0.00000000	3.00142898	1,000.00000000
WM-B	36251PBD5	1,000.00000000	0.00000000	3.00142924	(0.00000033)	0.01001005	0.00000000	0.00000000	3.00142924	1,000.00000000
R	36251PAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251PAF1	837.47784642	0.00000000	0.83608440	0.00000000	0.00000000	0.00000000	0.00000000	0.83608440	836.36397270
X-B	36251PAG9	1,000.00000000	0.00000000	0.49759833	0.00000000	0.00000000	0.00000000	0.00000000	0.49759833	1,000.00000000
X-D	36251PAP9	1,000.00000000	0.00000000	1.14343149	0.00000000	0.00000000	0.00000000	0.00000000	1.14343149	1,000.00000000
X-WM	36251PBB9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/22 - 04/30/22	30	0.00	531,626.23	0.00	531,626.23	0.00	0.00	0.00	531,626.23	0.00
A-4	04/01/22 - 04/30/22	30	0.00	760,577.13	0.00	760,577.13	0.00	0.00	0.00	760,577.12	0.00
A-AB	04/01/22 - 04/30/22	30	0.00	103,529.47	0.00	103,529.47	0.00	0.00	0.00	103,529.47	0.00
X-A	04/01/22 - 04/30/22	30	0.00	703,411.18	0.00	703,411.18	0.00	0.00	0.00	703,411.18	0.00
X-B	04/01/22 - 04/30/22	30	0.00	26,580.21	0.00	26,580.21	0.00	0.00	0.00	26,580.21	0.00
A-S	04/01/22 - 04/30/22	30	0.00	244,839.70	0.00	244,839.70	0.00	0.00	0.00	244,839.70	0.00
B	04/01/22 - 04/30/22	30	0.00	151,125.60	0.00	151,125.60	0.00	0.00	0.00	151,125.60	0.00
C	04/01/22 - 04/30/22	30	0.00	151,048.43	0.00	151,048.43	0.00	0.00	0.00	151,048.43	0.00
D	04/01/22 - 04/30/22	30	0.00	116,627.12	0.00	116,627.12	0.00	0.00	0.00	116,627.12	0.00
X-D	04/01/22 - 04/30/22	30	0.00	61,078.68	0.00	61,078.68	0.00	0.00	0.00	61,078.68	0.00
E	04/01/22 - 04/30/22	30	0.00	79,968.77	0.00	79,968.77	0.00	0.00	0.00	79,968.77	0.00
F	04/01/22 - 04/30/22	30	0.00	35,539.83	0.00	35,539.83	0.00	0.00	0.00	35,539.83	0.00
G	04/01/22 - 04/30/22	30	1,076,702.94	131,649.80	0.00	131,649.80	109,542.46	0.00	0.00	22,107.34	1,189,827.34
WM-A	04/01/22 - 04/30/22	30	0.00	73,072.79	0.00	73,072.79	0.00	0.00	0.00	73,072.79	0.00
X-WM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WM-B	04/01/22 - 04/30/22	30	298.03	89,628.67	0.00	89,628.67	(0.01)	0.00	0.00	89,628.68	298.92
Totals			1,077,000.97	3,260,303.61	0.00	3,260,303.61	109,542.45	0.00	0.00	3,150,761.15	1,190,126.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251PAL8	3.992118%	45,404,000.00	45,404,000.00	0.00	151,048.43	0.00	0.00	151,048.43	45,404,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			192,301,000.03	192,301,000.00	0.00	547,013.73	0.00	0.00	547,013.73	192,301,000.00

Exchangeable Certificate Details
PEZ	36251PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,087,880.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,277,711.77	Master Servicing Fee	10,441.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,614.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	410.55
ARD Interest	0.00	Operating Advisor Fee	1,576.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	364.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,277,711.77	Total Fees	17,408.17

Principal		Expenses/Reimbursements
Scheduled Principal	937,119.78	Reimbursement for Interest on Advances	29.28
Unscheduled Principal Collections		ASER Amount	11,276.47
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,587.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,783.02
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	79,866.66
Total Principal Collected	937,119.78	Total Expenses/Reimbursements	109,542.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,150,761.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	937,119.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,087,880.93
Total Funds Collected	4,214,831.55	Total Funds Distributed	4,214,831.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	931,115,432.37	931,115,432.37	Beginning Certificate Balance	985,323,432.37
(-) Scheduled Principal Collections	937,119.78	937,119.78	(-) Principal Distributions	937,119.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	930,178,312.59	930,178,312.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	931,383,128.32	931,383,128.32	Ending Certificate Balance	984,386,312.59
Ending Actual Collateral Balance	930,573,172.75	930,573,172.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP
5,000,000 or less	3	12,394,960.90	1.33%	50	4.4344	1.718294	1.40 or less	15	327,461,788.88	35.20%	51	4.2990	0.807937
5,000,001 to 10,000,000	6	50,471,416.13	5.43%	52	4.3696	1.155278	1.41 to 1.50	1	57,904,481.00	6.23%	49	4.3610	1.420000
10,000,001 to 15,000,000	3	38,636,169.70	4.15%	52	4.0117	1.608340	1.51 to 1.60	3	50,079,456.50	5.38%	52	4.5055	1.595824
15,000,001 to 20,000,000	3	56,185,908.64	6.04%	50	4.5367	1.004842	1.61 to 1.70	1	3,369,195.79	0.36%	49	4.5720	1.650000
20,000,001 to 30,000,000	5	145,191,128.44	15.61%	51	3.4960	2.350220	1.71 to 1.80	1	47,590,210.48	5.12%	50	4.1000	1.754186
30,000,001 to 40,000,000	3	106,726,041.16	11.47%	51	4.1739	0.848801	1.81 to 2.00	2	32,666,027.83	3.51%	52	3.9228	1.991701
40,000,001 to 60,000,000	5	259,966,892.50	27.95%	49	4.4106	1.465133	2.01 to 2.10	1	82,651,475.84	8.89%	52	3.9740	2.078311
60,000,001 to 70,000,000	1	70,000,000.00	7.53%	52	3.4500	2.130000	2.11 to 3.00	3	133,001,356.99	14.30%	49	4.0671	2.243007
70,000,001 or greater	2	169,651,475.84	18.24%	52	3.5907	3.940699	3.01 or greater	4	174,500,000.00	18.76%	51	3.1046	4.456418
Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416	Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP	Totals	76	930,178,312.59	100.00%	51	4.0135	1.998416
Alabama	3	28,968,338.68	3.11%	53	4.2060	1.277514
									Property Type³
Arizona	1	5,779,819.26	0.62%	52	3.9740	2.078311
California	5	83,566,863.79	8.98%	52	4.3270	1.009904		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	3	65,356,098.18	7.03%	46	4.7246	2.358110		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	76,097,581.63	8.18%	52	3.5185	2.106895	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP
Georgia	4	9,033,704.22	0.97%	52	3.9740	2.078311	Industrial	46	140,215,937.49	15.07%	51	4.0375	1.911513
Illinois	7	98,705,593.72	10.61%	52	3.3152	5.279314	Lodging	6	142,240,596.70	15.29%	51	4.4222	0.508337
Indiana	1	661,662.89	0.07%	52	3.9740	2.078311	Mixed Use	1	13,555,094.07	1.46%	52	3.5700	1.980000
Kansas	1	8,404,512.53	0.90%	51	4.4255	0.270000	Multi-Family	1	46,371,349.50	4.99%	52	4.2400	1.210000
Kentucky	3	36,966,634.01	3.97%	53	4.1816	1.427704	Office	4	270,000,000.00	29.03%	50	3.6043	3.443796
Michigan	5	16,793,269.79	1.81%	52	4.1474	1.604159	Retail	16	296,841,015.84	31.91%	51	4.1180	1.601707
Minnesota	1	1,722,269.34	0.19%	52	3.9740	2.078311	Totals	76	930,178,312.59	100.00%	51	4.0135	1.998416
Missouri	1	846,539.29	0.09%	52	3.9740	2.078311
Nevada	1	8,550,180.97	0.92%	51	4.4725	1.590000
New Jersey	1	1,342,786.39	0.14%	52	3.9740	2.078311
New York	2	89,193,078.30	9.59%	51	3.0021	3.188518
North Carolina	4	45,807,541.35	4.92%	51	4.2498	1.004483
Ohio	3	4,514,875.82	0.49%	52	3.9740	2.078311
Oregon	1	28,526,520.47	3.07%	51	3.9355	0.480000
Pennsylvania	2	19,937,766.16	2.14%	46	5.3050	0.270000
South Carolina	2	3,537,950.11	0.38%	52	3.9740	2.078311
Tennessee	3	99,733,295.01	10.72%	49	4.2801	1.009484
Texas	13	128,805,762.21	13.85%	51	4.1601	1.651562
West Virginia	1	46,371,349.50	4.99%	52	4.2400	1.210000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP
	3.00% or less	3	87,500,000.00	9.41%	51	2.9833	3.210000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.01% to 3.50%	2	157,000,000.00	16.88%	52	3.3262	4.113822	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.51% to 4.00%	3	124,733,090.38	13.41%	52	3.9213	1.702093	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.01% to 4.25%	10	265,904,082.30	28.59%	51	4.1675	1.196908	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25% to 4.50%	8	155,824,709.57	16.75%	51	4.4012	1.065907	49 months or greater	31	909,223,993.31	97.75%	51	3.9987	2.011118
	4.51% to 4.75%	3	39,824,344.90	4.28%	51	4.6172	1.520019	Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416
	4.75% to 5.00%	1	58,500,000.00	6.29%	45	4.7815	2.380000
	5.01% or greater	1	19,937,766.16	2.14%	46	5.3050	0.270000
	Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP
	100 months or less	31	909,223,993.31	97.75%	51	3.9987	2.011118	Interest Only	7	340,000,000.00	36.55%	50	3.5726	3.173309
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	324 months or less	23	486,572,517.47	52.31%	51	4.3007	1.187606
	Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	82,651,475.84	8.89%	52	3.9740	2.078311
								Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,954,319.28	2.25%	50	4.6559	NAP	100 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	130,241,686.32	14.00%	51	4.0200	1.959876	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	770,577,794.46	82.84%	51	3.9904	2.038769	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	1	8,404,512.53	0.90%	51	4.4255	0.270000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	930,178,312.59	100.00%	51	4.0135	1.998416
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311485	OF	New York	NY	Actual/360	2.983%	74,583.33	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	05/06/22
1A	30311486				Actual/360	2.983%	74,583.33	0.00	0.00	N/A	08/06/26	--	30,000,000.00	30,000,000.00	05/06/22
1B	30311487				Actual/360	2.983%	68,368.05	0.00	0.00	N/A	08/06/26	--	27,500,000.00	27,500,000.00	05/06/22
2	30311493	OF	Chicago	IL	Actual/360	3.227%	233,928.50	0.00	0.00	09/06/26	09/07/26	--	87,000,000.00	87,000,000.00	05/06/22
3	30311497	IN	Various	Various	Actual/360	3.974%	273,828.51	34,537.12	0.00	N/A	09/04/26	--	82,686,012.96	82,651,475.84	05/06/22
4	30520932	RT	Miami	FL	Actual/360	3.450%	201,250.00	0.00	0.00	N/A	09/01/26	--	70,000,000.00	70,000,000.00	04/29/22
5	30311501	RT	Chattanooga	TN	30/360	4.361%	210,845.75	113,153.15	0.00	N/A	06/06/26	--	58,017,634.15	57,904,481.00	04/06/22
6	30520920	OF	Centennial	CO	Actual/360	4.782%	233,098.13	0.00	0.00	N/A	02/06/26	--	58,500,000.00	58,500,000.00	05/06/22
8	30311503	LO	Irvine	CA	Actual/360	4.489%	185,873.57	92,427.66	0.00	N/A	09/06/26	--	49,693,279.18	49,600,851.52	05/06/22
9	30311504	IN	Laredo	TX	Actual/360	4.100%	162,869.70	78,971.08	0.00	N/A	07/06/26	--	47,669,181.56	47,590,210.48	05/06/22
10	30311489	MF	Charleston	WV	Actual/360	4.240%	164,133.56	81,543.76	0.00	N/A	09/06/26	--	46,452,893.26	46,371,349.50	05/06/22
11	30311505	LO	Cary	NC	Actual/360	4.226%	126,162.24	57,875.86	0.00	N/A	08/06/26	--	35,828,821.88	35,770,946.02	05/06/22
12	30311506	OF	Brentwood	TN	Actual/360	4.100%	126,416.67	0.00	0.00	N/A	06/05/26	--	37,000,000.00	37,000,000.00	05/06/22
13	30311507	RT	Louisville	KY	Actual/360	4.200%	119,034.03	54,628.19	0.00	N/A	10/06/26	--	34,009,723.33	33,955,095.14	05/06/22
14	30311490	RT	Edinburg	TX	Actual/360	4.604%	112,066.65	44,772.06	0.00	N/A	09/04/26	--	29,209,380.03	29,164,607.97	05/06/22
15	30311508	LO	Portland	OR	Actual/360	3.936%	93,713.82	48,397.47	0.00	N/A	08/06/26	--	28,574,917.94	28,526,520.47	05/06/22
16	30520919	LO	Pittsburgh	PA	Actual/360	5.305%	88,291.60	33,943.74	0.00	N/A	03/06/26	--	19,971,709.90	19,937,766.16	05/06/22
18	30311491	RT	Granbury	TX	Actual/360	4.173%	66,554.40	27,643.88	0.00	N/A	09/04/26	--	19,138,577.64	19,110,933.76	05/06/22
20	30311511	RT	Harlingen	TX	Actual/360	4.048%	57,915.32	29,243.81	0.00	N/A	09/04/26	--	17,166,452.53	17,137,208.72	05/06/22
21	30311512	MU	Austin	TX	Actual/360	3.570%	40,446.17	40,255.53	0.00	N/A	09/04/26	--	13,595,349.60	13,555,094.07	05/06/22
22	30311513	RT	Gilroy	CA	Actual/360	4.750%	57,116.78	26,081.16	0.00	N/A	07/06/26	--	14,431,021.06	14,404,939.90	05/06/22
23	30311514	RT	Huntsville	AL	Actual/360	4.206%	44,642.65	20,438.32	0.00	N/A	10/06/26	--	12,736,846.39	12,716,408.07	05/06/22
24	30311515	RT	Carlsbad	CA	Actual/360	4.296%	44,328.16	17,501.41	0.00	N/A	09/04/26	--	12,382,168.97	12,364,667.56	05/06/22
25	30311516	IN	Grand Blanc	MI	Actual/360	4.266%	35,555.83	27,389.76	0.00	N/A	09/04/26	--	10,001,640.64	9,974,250.88	05/06/22
26	30311517	RT	Henderson	NV	Actual/360	4.473%	31,927.07	16,052.93	0.00	N/A	08/06/26	--	8,566,233.90	8,550,180.97	05/06/22
27	30311518	RT	Hoover	AL	Actual/360	4.206%	30,289.63	13,867.22	0.00	N/A	10/06/26	--	8,641,833.70	8,627,966.48	05/06/22
28	30311519	LO	Topeka	KS	Actual/360	4.426%	31,043.66	13,155.95	0.00	N/A	08/06/26	--	8,417,668.48	8,404,512.53	07/06/20
29	30311520	RT	Various	Various	Actual/360	4.691%	28,552.30	13,394.39	0.00	N/A	06/05/26	--	7,303,935.53	7,290,541.14	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
30	30311521	RT	Vestavia Hills	AL	Actual/360	4.206%	26,764.94	12,253.55	0.00	N/A	10/06/26	--	7,636,217.68	7,623,964.13	05/06/22
31	30311522	OF	Chattanooga	TN	Actual/360	4.450%	24,333.03	12,337.70	0.00	N/A	08/06/26	--	6,561,717.08	6,549,379.38	04/06/22
32	30311523	RT	Arvada	CO	Actual/360	4.378%	16,467.51	12,351.34	0.00	N/A	07/06/26	--	4,513,708.33	4,501,356.99	05/06/22
33	30311524	RT	Clemmons	NC	Actual/360	4.388%	16,575.71	8,601.92	0.00	N/A	08/06/26	--	4,533,010.04	4,524,408.12	05/06/22
34	30311492	RT	Lake Mary	FL	Actual/360	4.572%	12,860.64	6,300.82	0.00	N/A	06/05/26	--	3,375,496.61	3,369,195.79	05/06/22
Totals							3,114,421.24	937,119.78	0.00				931,115,432.37	930,178,312.59
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	89,341,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	89,341,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	89,341,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	31,721,230.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	34,407,863.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,969,107.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,431,170.96	0.00	--	--	--	0.00	0.00	323,757.16	323,757.16	0.00	0.00
6	16,030,915.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,777,003.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,142,124.80	1,837,629.79	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,659,526.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,616,098.25	2,297,099.71	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	881,930.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,025,943.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,173,673.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,958,179.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,505,743.30	403,675.52	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,911,691.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	927,915.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,959,762.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,029,564.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	971,563.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,259,027.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	988,480.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	722,258.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	04/06/22	3,061,137.20	220,625.03	32,828.37	750,972.11	667,975.06	0.00
29	639,976.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	629,791.53	160,150.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	36,643.39	36,643.39	0.00	0.00	Full Defeasance
32	823,963.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	421,543.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	395,029.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	412,005,878.22	4,698,556.00				3,061,137.20	220,625.03	393,228.92	1,111,372.66	667,975.06	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/22	0	0.00	0	0.00	1	8,404,512.53	1	8,404,512.53	0	0.00	0	0.00	0	0.00	0	0.00	4.013512%	3.992279%	51
04/12/22	0	0.00	0	0.00	1	8,417,668.48	1	8,417,668.48	0	0.00	0	0.00	0	0.00	0	0.00	4.013794%	3.992556%	52
03/11/22	0	0.00	0	0.00	1	8,429,743.62	1	8,429,743.62	0	0.00	0	0.00	0	0.00	0	0.00	4.014056%	3.992813%	53
02/11/22	0	0.00	0	0.00	1	8,444,875.50	1	8,444,875.50	0	0.00	0	0.00	0	0.00	0	0.00	4.014371%	3.993123%	54
01/12/22	0	0.00	0	0.00	1	8,456,847.36	1	8,456,847.36	0	0.00	0	0.00	0	0.00	0	0.00	4.014629%	3.993377%	55
12/10/21	0	0.00	0	0.00	1	8,468,773.77	1	8,468,773.77	0	0.00	0	0.00	0	0.00	0	0.00	4.014886%	3.993629%	56
11/15/21	0	0.00	0	0.00	1	8,481,693.60	1	8,481,693.60	0	0.00	0	0.00	0	0.00	0	0.00	4.015159%	3.993898%	57
10/13/21	0	0.00	0	0.00	1	8,493,525.68	1	8,493,525.68	0	0.00	0	0.00	0	0.00	1	18,010,407.18	4.015413%	3.994148%	58
09/13/21	0	0.00	0	0.00	2	27,006,354.56	1	8,506,354.56	0	0.00	0	0.00	0	0.00	0	0.00	4.025897%	4.004198%	59
08/12/21	0	0.00	0	0.00	2	27,018,093.02	1	8,518,093.02	0	0.00	0	0.00	0	0.00	0	0.00	4.026126%	4.004424%	60
07/12/21	0	0.00	0	0.00	2	27,029,786.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.026353%	4.004648%	61
06/11/21	1	59,126,873.59	0	0.00	2	27,042,482.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.026595%	4.004888%	62
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30311501	04/06/22	0	A	323,757.16	323,757.16	3,927.96	58,017,634.15	04/28/20	3
28	30311519	07/06/20	21	6	32,828.37	750,972.11	1,891,180.82	8,673,881.84	05/28/20	2		08/06/21
31	30311522	04/06/22	0	A	36,643.39	36,643.39	0.00	6,561,717.08
Totals					393,228.92	1,111,372.66	1,895,108.78	73,253,233.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		78,437,766	78,437,766	0		0
49 - 60 Months		851,740,546	843,336,034	0		8,404,513
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	930,178,313	921,773,800	0	0	0	8,404,513
Apr-22	931,115,432	922,697,764	0	0	0	8,417,668
Mar-22	931,995,515	923,565,771	0	0	0	8,429,744
Feb-22	933,034,220	924,589,344	0	0	0	8,444,876
Jan-22	933,907,496	925,450,648	0	0	0	8,456,847
Dec-21	934,777,689	926,308,915	0	0	0	8,468,774
Nov-21	935,698,985	927,217,291	0	0	0	8,481,694
Oct-21	936,562,844	928,069,318	0	0	0	8,493,526
Sep-21	955,978,007	928,971,652	0	0	18,500,000	8,506,355
Aug-21	956,795,381	929,777,288	0	0	18,500,000	8,518,093
Jul-21	957,609,876	930,580,089	0	0	27,029,787	0
Jun-21	958,472,381	872,303,024	59,126,874	0	27,042,483	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30311501	57,904,481.00	58,017,634.15	229,500,000.00	05/06/16	9,076,758.96	1.42000	06/30/21	06/06/26	288
28	30311519	8,404,512.53	8,673,881.84	7,600,000.00	06/29/21	125,888.36	0.27000	03/31/20	08/06/26	291
Totals		66,308,993.53	66,691,515.99	237,100,000.00		9,202,647.32

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30311501	RT	TN	04/28/20	3
Special Servicer comments are not available for this cycle.

28	30311519	LO	KS	05/28/20	2

5/6/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has indicated that they will assist the lender in transferring the Property to REO. Special servicer has received approv al for the appointment of a receiver and to initiate foreclosure proceedings. Special Servicer is working to document a consensual receivership filing with the Borrower. Special Servicer has been unable to come to terms on a consensual receivership order. Receivership hearing scheduled for 6/3/2021. Receiver was appointed on 6/4/2021. Receiver is evaluating the Property needs while Lender continues to move forward with foreclosure or Receiver sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	30520919	20,683,751.43	5.30500%	20,683,751.43 5.30500%		8	09/04/20	06/06/20	09/15/20
Totals		20,683,751.43		20,683,751.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30311510 10/13/21	18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	(989.39)	490,582.21	2.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	(989.39)	490,582.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/22	0.00	(1,665.21)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(1,711.19)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(1,654.39)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(1,647.54)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(1,640.23)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(1,634.89)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(1,680.01)	0.00	0.00	0.00	0.00	0.00	0.00
19	30311510	02/11/22	0.00	0.00	490,582.21	0.00	0.00	400.00	0.00	0.00	490,582.21
		01/12/22	0.00	0.00	490,182.21	0.00	0.00	589.39	0.00	0.00
		10/13/21	0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00	0.00
Current Period Totals			0.00	(1,665.21)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(11,633.46)	490,582.21	0.00	0.00	490,582.21	0.00	0.00	490,582.21

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	23.80	0.00	0.00	0.00
5	0.00	0.00	12,087.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,783.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.48	0.00	79,866.66	0.00
28	0.00	0.00	3,500.00	0.00	0.00	11,276.47	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,587.01	0.00	2,783.02	11,276.47	0.00	0.00	29.28	0.00	79,866.66	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		109,542.44

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29